Derivative Instruments and Hedging Activities - Derivative Instruments Not Designated as Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gains/(losses) from derivative instruments not designated as hedging instruments	$ 2.6	$ 10.5	$ 4.4